Net Loss Per Share	9 Months Ended
Sep. 30, 2025
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
14.	NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the nine months ended September 30,
	2024	2025
Numerator:
Net loss attributable to the Company’s ordinary shareholders	$(64,747)	$(7,485)
Numerator for basic and diluted net loss per share calculation	$(64,747)	$(7,485)

Denominator:
Weighted average number of ordinary shares	95,221,846	102,106,309

Net loss attributable to the Company ordinary shareholders per ordinary share
—Basic and diluted	$(0.68)	$(0.07)

For the nine months ended September 30, 2024 and 2025, warrants were anti-dilutive and thus excluded from the calculation of diluted loss per share. The potential dilutive securities that were not included in the calculation of dilutive loss per share in nine months ended September 30, 2024 and 2025 were 1,600,000 and 1,600,000, respectively.